Net (Loss)/Income per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class A and Class B ordinary share [Member] USD ($)	Dec. 31, 2013 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2012 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2011 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2013 ADS (1 ADS represents 8 Class A ordinary shares) [Member] USD ($)	Dec. 31, 2013 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2012 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2011 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY
Numerator:
Net income attributable to Phoenix New Media Limited	$ 46,178	279,554	107,359	102,475
Accretion to convertible redeemable preferred share redemption value				(773,623)
Income allocation to participating preferred shares	0	0	0	(6,172)
Net (loss)/income attributable to ordinary shareholders	46,178	279,554	107,359	(677,320)
Denominator:
Weighted average number of shares outstanding					602,991,298	602,991,298	619,849,313	519,227,660
Weighted average number of contingently issuable shares					2,997,099	2,997,099	4,160,957	0
Denominator used in computing net (loss)/income per share - basic					605,988,397	605,988,397	624,010,270	519,227,660	75,748,550	75,748,550	78,001,284	64,903,458
Net (loss)/income per share - basic					$ 0.08	0.46	0.17	(1.30)	$ 0.61	3.69	1.38	(10.44)
Numerator:
Net income attributable to Phoenix New Media Limited	46,178	279,554	107,359	102,475
Accretion to convertible redeemable preferred share redemption value				(773,623)
Income allocation to participating preferred shares	0	0	0	(6,172)
Net (loss)/income attributable to ordinary shareholders	$ 46,178	279,554	107,359	(677,320)
Denominator:
Denominator used in computing net (loss)/income per share - basic					605,988,397	605,988,397	624,010,270	519,227,660	75,748,550	75,748,550	78,001,284	64,903,458
Share-based awards					16,432,062	16,432,062	19,737,876	0
Denominator used in computing net (loss)/income per share - diluted					622,420,459	622,420,459	643,748,146	519,227,660	77,802,557	77,802,557	80,468,518	64,903,458
Net (loss)/income per share - diluted					$ 0.07	0.45	0.17	(1.30)	$ 0.59	3.59	1.33	(10.44)